FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 11. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3: Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2025 and December 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
September 30, 2025	Level	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible Notes	3	$-	$-	$995,891
Forward Purchase Agreement liabilities	3	-	-	9,901
Derivative liability	3	$-	$-	$3,554,265

December 31, 2024
Liabilities:
Convertible Notes	3	$-	$-	$3,617,508
Loan and Transfer note payable	3	-	-	499,214
Forward Purchase Agreement liabilities	3	$-	$-	$49,285

Convertible Notes

As discussed in Note 9 - Convertible Notes, the convertible notes are classified and accounted for as a financial liability of which will be measured at fair value on a recurring basis (one of the instruments is accounted for at fair value on a recurring basis under ASC 480-10, as a derivative instrument under ASC 815, or at fair value under the fair value option in ASC 825-10).

The Financial Liabilities are valued under a Monte Carlo Model. The estimated fair value of the Financial Liabilities Component is determined using Level 3 inputs. Inherent in the pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate.

The key inputs of the models used to value the Company’s convertible notes as of September 30, 2025 were:

Inputs	September 30, 2025
Term Remaining - Years	0.68
Share Price	$0.21
Debt Rate	11.78%

The change in the fair value of the convertible notes measured using Level 3 inputs is summarized as follows:

For the Nine Months ended September 30, 2025
Balance, December 31, 2024	$-
Fair value at issuance	3,000,000
Paid in kind Interest	193,950
OID amortized	637,606
Repayment of Note	(3,032,645)
Change in fair value	196,980
Balance, September 30, 2025	$995,891

Forward purchase agreement liabilities

As discussed in Note 12 - Commitment and Contingencies, the forward purchase agreement is classified and accounted for as a financial liability which will be measured at fair value on a recurring basis (one of the instruments is accounted for at fair value on a recurring basis under ASC 480-10, as a derivative instrument under ASC 815, or at fair value under the fair value option in ASC 825-10);

The forward purchase agreements liabilities are valued under a Probability Weighted Expected Return Model (“PWERM”) which fair values repayable capital investment and used a Black Scholes Model that fair values the conversion features within the convertible debt. The PWERM is a multistep process in which value is estimated based on the probability-weighted present value of various future outcomes. The estimated fair value of the forward purchase agreements liabilities is determined using Level 3 inputs. Inherent in the pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. There were no draws for the nine months ended September 30, 2025; therefore, no valuation was required.

The change in the fair value of the forward purchase agreement measured using Level 3 inputs is summarized as follows:

Balance, December 31, 2024	$-
Assumed in Reverse Acquisition	49,034
Change in fair value	269
Forward purchase agreement at March 31, 2025	49,303
Change in fair value	(18)
Forward purchase agreement at June 30, 2025	49,285
Change in fair value	(39,384)
Forward purchase agreement at September 30, 2025	$9,901

Derivative liability

As discussed in Note 9 - Convertible Notes, the Company accounted for the August 2025 Notes under ASC 470 “Debt” and ASC 815 “Derivatives and Hedging” and concluded that bifurcation of multiple embedded features was necessary under ASC 815-15-25-1. As a result, the Company separately accounted for as a single compound derivative. The initial fair value of $4,101,583 the derivative liability at issuance was estimated using a Monte Carlo Model. For the three and nine months ended September 30, 2025, change in fair value of the derivative liability of $547,318 was recorded as an income on the condensed consolidated statements of operations. At September 30, 2025, the fair value of the derivative of $3,554,265 was included in derivative liability on the condensed consolidated balance sheets.

The key inputs of the models used to value the Company’s derivative liabilities as of September 30, 2025 were:

Inputs	September 30, 2025
Term Remaining - Years	0.39 - 0.50
Share Price	$0.21- $0.47
Risk Free Rate	3.88% - 4.11%

The change in the fair value of the derivative liability measured using Level 3 inputs is summarized as follows:

For the nine months ended September 30, 2025
Balance, December 31, 2024	$-
Initial recognition	4,101,583
Change in fair value	(547,318)
Derivative liability at September 30, 2025	$3,554,265